Income Tax Expenses	6 Months Ended
Jun. 30, 2025
Income Tax Expenses [Abstract]
Income tax expenses
19.	Income tax expenses

The components of income tax provision are:

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Current income tax expense	35,638	77,393
Deferred income tax expense	-	30,384
Total income tax expenses	35,638	107,777

A reconciliation between income tax expense and the product of accounting loss multiple by the applicable corporate tax rate for the reporting periods ended June 30, 2025 and 2024 were as follows:

	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Loss before income tax	(2,657,462)	(83,110,264)

Tax calculated at statutory rate of 17% (2024: 17%)	(451,768)	(14,128,749)
Differences arise from tax rate in different jurisdiction	498,962	-
Income not subject to tax	(2,275)	(33,152)
Expense not deductible for tax purpose	21,989	14,233,894
Recognition of timing difference	(12,132)	30,384
Utilization of tax benefit	(23,505)	-
Deferred tax assets previously not recognized, net of foreign exchange fluctuation	4,367	-
Others	-	5,400
	35,638	107,777

In Singapore context, the realization of future income tax benefits from unabsorbed tax losses will only be obtained if the Company derives future assessable income of sufficient amount to enable the benefits of the deductions to be realized and the Company continues to comply with the conditions for deductibility imposed by the law. There were tax benefits of USD 541,721 not recognized.